Segment and Geographic Data, Selected Information by Geographical Region (Details) - USD ($) $ in Millions	12 Months Ended
	Sep. 28, 2024	Sep. 30, 2023
Selected Information by Geographical Region [Abstract]
Net sales	$ 10,071	$ 10,410
Reportable Geographical Region [Member]
Selected Information by Geographical Region [Abstract]
Net sales	10,071	10,410
Long-lived assets	9,969	9,860
Reportable Geographical Region [Member] | United States and Canada [Member]
Selected Information by Geographical Region [Abstract]
Net sales	5,790	5,923
Long-lived assets	5,550	5,565
Reportable Geographical Region [Member] | Europe [Member]
Selected Information by Geographical Region [Abstract]
Net sales	3,784	3,971
Long-lived assets	3,525	3,462
Reportable Geographical Region [Member] | Rest of World [Member]
Selected Information by Geographical Region [Abstract]
Net sales	497	516
Long-lived assets	$ 894	$ 833